UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177729
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 15	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 606	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
December 22, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
□	on (date) pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
☑	on December 22, 2014 pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated December 22, 2014
to the following prospectus(es):
Nationwide DestinationSM All American Gold 2.0 prospectus dated May 1, 2014
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
For contracts issued on or after _______, 2015, or the date of state approval (whichever is later), the Combination Enhanced Death Benefit III Option is available for Contract Owners to elect.
In addition, for contracts issued on or after _______, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later), the Combination Enhanced Death Benefit Option is no longer available for election.
As a result, the following changes apply to the prospectus:
1.	The following definition is added to the Glossary of Special Terms:
Interest Anniversary Rate - the compound interest rate used in the calculation of the interest anniversary value for the Combination Enhanced Death Benefit III Option.
2.	The Contract Expenses section is deleted in its entirety and replaced with the following:
Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
Reduced CDSC Option ("Liquidity Option")[5] Charge	0.50%
Total Variable Account Charges (including this option only)	1.65%
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase one option)
One-Year Enhanced Death Benefit Option Charge	0.20% [6]
Total Variable Account Charges (including this option only)	1.35%

Recurring Contract Expenses
One-Month Enhanced Death Benefit Option Charge	0.35% [7]
Total Variable Account Charges (including this option only)	1.50%
Combination Enhanced Death Benefit III Option Charge (available beginning ______, 2015, or the date of state approval (whichever is later))	0.65% [8]
Total Variable Account Charges (including this option only)	1.80%
Combination Enhanced Death Benefit Option Charge (only available until state approval is received for the Combination Enhanced Death Benefit III Option)	0.65% [9]
Total Variable Account Charges (including this option only)	1.80%
Beneficiary Protector II Option Charge (assessed as an annualized percentage of Daily Net Assets10)	0.35%
Total Variable Account Charges (including this option only)	1.50%
Additional Optional Riders (assessed annually as a percentage of Current Income Benefit Base11) (eligible applicants may purchase one living benefit rider)
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [12]
Maximum Nationwide Lifetime Income Capture Option Charge	1.50% [13]
Maximum Nationwide Lifetime Income Track Option Charge	1.50% [14]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [15]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge	0.40% [16]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge	0.40% [17]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
Reduced CDSC Option ("Liquidity Option") Charge	0.50%
Combination Enhanced Death Benefit III Option Charge	0.65%
Beneficiary Protector II Option Charge	0.35%
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [18]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [18]
Maximum Possible Total Variable Account Charges	4.55% [19]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance. The Annual Loan Interest Charge will not exceed 2.25%.
[5]	Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.
[6]	The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[7]	The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[8]	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
[9]	The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[11]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal.
[12]	Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.
[13]	Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.
[14]	Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
[15]	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
[16]	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.
[17]	The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifetime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base.
[18]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[19]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
3.	The Death Benefit Options section of Synopsis of the Contracts is deleted in its entirety and replaced with the following:
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	For contracts issued on or after ______, 2015, the Combination Enhanced Death Benefit III Option is available for contracts with Annuitants age 70 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is only available until ______, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets.
Changes in ownership and contract assignments could have a negative impact on the death benefit (see Death Benefits).
4.	The first paragraph of the Combination Enhanced Death Benefit Option subsection of the Death Benefit Options section of Optional Contract Benefits, Charges, and Deductions is deleted in its entirety and replaced with the following:
The Combination Enhanced Death Benefit Option is only available until ______, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
5.	The following subsection is added to the Death Benefit Options section of Optional Contract Benefits, Charges, and Deductions:
Combination Enhanced Death Benefit III Option
For contracts issued on or after _______, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
1.	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
2.	the total of all purchase payments, less an adjustment for amounts withdrawn;
3.	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
4.	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. Currently, the Interest Anniversary Rate is 5%. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit III Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
6.	The first paragraph the Combination Enhanced Death Benefit subsection of the Death Benefit Calculations section of Death Benefit is deleted in its entirety and replaced with the following:
The Combination Enhanced Death Benefit Option is only available until ______, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later). For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
7.	The following subsection is added to the Death Benefit Calculations section of Death Benefit:

Combination Enhanced Death Benefit III Option
For contracts issued on or after _______, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
1.	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
2.	the total of all purchase payments, less an adjustment for amounts withdrawn;
3.	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
4.	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. Currently, the Interest Anniversary Rate is 5%. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Fixed Account allocation is greater than 30% of the Contract Value on any Contract Anniversary solely due to Contract Owner actions, including: the application of additional purchase payments, additional withdrawals, transfers among investment options, or a combination of such actions, then for purposes of calculating the interest anniversary value, 0% will accrue for that year. If, however, the 30% threshold is reached due to a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at the Interest Anniversary Rate.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	The interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit III Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Incorporation by Reference
The prospectus supplements dated July 2, 2014, August 6, 2014, and September 2, 2014, and the prospectus, except as modified by this supplement, that was effective May 1, 2014, previously filed with the Commission under SEC file No. 333-177729, are hereby incorporated by reference and made a part of this registration statement.

Nationwide DestinationSM All American Gold 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2014. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

Table of Contents
General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $183.1 billion as of December 31, 2013.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
To be filed by subsequent Post-Effective Amendment.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
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Table of Contents
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
Condensed Financial Information
The Condensed Financial Information was filed previously on May 1, 2014, and is hereby incorporated by reference.
Financial Statements
"Financial Statements" to be filed by subsequent Post-Effective Amendment.
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PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2013.
Statement of Operations for the year ended December 31, 2013.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2013 and 2012.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.
Consolidated Balance Sheets as of December 31, 2013 and 2012.
Consolidated Statements of Changes in Equity as of December 31, 2013, 2012 and 2011.
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177729) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177729) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-140608 under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2."
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm."
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm."
(4)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm."
(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm."
(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm."
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm."
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, under document "nwfpa99h12b.htm."
(9)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm."
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm."
(11)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm."
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 to the registration statement associated with 1933 Act File No. 333-137202 under Exhibit 26(h), and are hereby incorporated by reference.
(12)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm."
(13)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm."
(14)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm."
(15)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm."
(16)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm."
(17)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm".

The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(18)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm."
The following Fund Participation Agreement was previously filed on October 26, 2010 with Post-Effective Amendment No. 2 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisers, Inc., dated August 13, 2010, as document "huntingtonfpa.htm."
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm."
The following Fund Participation Agreements were previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 24(h), and are hereby incorporated by reference.
(21)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm".
(22)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
(23)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(24)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously with initial registration statement (File No. 333-177729) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – To be filed by subsequent Post-Effective Amendment.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of August 15, 2014, was 1,735 and 1,099 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	John A. Reese
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
Director	Michael S. Spangler
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on October 20, 2014.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on October 20, 2014.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact